Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 9 — Property and equipment, net

As of December 31, 2020 and 2019, property and equipment consisted of the following:

	December 31,	December 31,
	2020	2019
Land	$79,100	$79,100
Buildings – rental property	463,635	445,635
Building improvements	800,225	766,859
Equipment and machinery	4,122,917	3,917,080
Furniture and fixtures	368,137	387,836
Computer software	-	23,518
Molds	79,300	4,651,889
Vehicles	521,962	521,962
	6,435,276	10,793,879
Less: accumulated depreciation	(5,424,475)	(9,861,911)
Total property and equipment, net	$1,010,801	$931,968

Depreciation expense for the years ended December 31, 2020 and 2019 was $169,141 and $231,518, respectively.